Share-based compensation	12 Months Ended
Dec. 31, 2018
Share-based compensation [Abstract]
Disclosure of share-based payment arrangements [text block]

Share-based compensation

The purpose of the share-based compensation plans is to align the interests of management with those of shareholders by providing incentives to improve the company’s performance on a long-term basis, thereby increasing shareholder value.

The Company has the following plans:

  performance shares: rights to receive common shares in the future based on performance and service conditions;
  restricted shares: rights to receive common shares in the future based on a service condition; and
  options on its common shares, including the 2012 and 2013 Accelerate! grant.

Since 2013 the Board of Management and other members of the Executive Committee are only granted performance shares. Restricted shares are granted to executives, certain selected employees and new employees. Prior to 2013 options were also granted.

Under the terms of employee stock purchase plans established by the Company in various countries, employees are eligible to purchase a limited number of Philips shares at discounted prices through payroll withholdings.

Share-based compensation costs were EUR 102 million (2017: EUR 122 million; 2016: EUR 95 million). This includes the employee stock purchase plan of EUR 5 million, which is not a share-based compensation that affects equity. In the Consolidated statements of changes in equity EUR 107 million is recognized in 2018 and represent the costs of the share-based compensation plans, including EUR 10 million of costs of former Philips employees which are now employed with Signify. The amount recognized as an expense is adjusted for forfeiture. USD-denominated performance shares, restricted shares and options are granted to employees in the United States only.

Performance shares

The performance is measured over a three-year performance period. The performance shares have two performance conditions, relative Total Shareholders’ Return compared to a peer group of 20 companies including Philips (2017: 20 companies, 2016: 21 companies) and adjusted Earnings Per Share growth. The performance shares vest three years after the grant date. The number of performance shares that will vest is dependent on achieving the two performance conditions, which are equally weighted, and provided that the grantee is still employed with the company.

The amount recognized as an expense is adjusted for actual performance of adjusted Earnings Per Share growth since this is a non-market performance condition. It is not adjusted for non-vesting or extra vesting of performance shares due to a relative Total Shareholders’ Return performance that differs from the performance anticipated at the grant date, since this is a market-based performance condition.

The fair value of the performance shares is measured based on Monte-Carlo simulation, which takes into account dividend payments between the grant date and the vesting date by including reinvested dividends, the market conditions expected to impact relative Total Shareholders’ Return performance in relation to selected peers. The following weighted-average assumptions were used for the 2018 grants:

  Risk-free rate: (0.47)%
  Expected share price volatility: 22%

The assumptions were used for these calculations only and do not necessarily represent an indication of Management’s expectation of future developments for other purposes. The company has based its volatility assumptions on historical experience measured over a ten-year period.

A summary of the status of the company’s performance share plans as of December 31, 2018 and changes during the year are presented below:

Philips Group

Performance shares

2018

	shares	weighted average grant-date fair value
EUR-denominated
Outstanding at January 1, 2018 [1]	6,828,444	29.15
Granted	1,322,107	39.22
Notional dividends [2]	112,952	32.21
Vested/Issued	4,237,835	28.50
Forfeited	415,273	29.61
Adjusted quantity [3]	1,127,703	28.97
Outstanding at December 31, 2018	4,738,099	32.54

USD-denominated
Outstanding at January 1, 2018 [1]	4,396,514	31.96
Granted	907,782	47.50
Notional dividends [2]	70,579	37.51
Vested/Issued	2,840,286	30.14
Forfeited	424,139	36.12
Adjusted quantity [3]	767,599	30.32
Outstanding at December 31, 2018	2,878,048	23.71
[1] The outstanding number of performance shares as per January 1, 2018 was updated to reflect the dividend declared on outstanding shares between grant date and vesting date that will be issued in shares.
[2] Dividend declared in 2018 on outstanding shares.
[3] Adjusted quantity includes the adjustments made to performance shares outstanding due to updates on the actual and expected EPS.

At December 31, 2018, a total of EUR 111 million of unrecognized compensation costs relate to non-vested performance shares. These costs are expected to be recognized over a weighted-average period of 1.85 years.

Restricted shares

The fair value of restricted shares is equal to the share price at grant date. The Company issues restricted shares that, in general, have a 3 year cliff-vesting period.

A summary of the status of the Company’s restricted shares as of December 31, 2018 and changes during the year are presented below:

Philips Group

Restricted shares

2018

	shares	weighted average grant-date fair value
EUR-denominated
Outstanding at January 1, 2018 [1]	1,807,009	27.72
Granted	729,798	33.15
Notional dividends [2]	52,317	29.58
Vested/Issued	193,968	25.40
Forfeited	174,266	28.52
Outstanding at December 31, 2018	2,220,891	29.69

USD-denominated
Outstanding at January 1, 2018 [1]	1,753,505	31.26
Granted	717,654	36.67
Notional dividends [2]	48,082	33.35
Vested/Issued	407,743	28.84
Forfeited	205,630	33.97
Outstanding at December 31, 2018	1,905,867	33.58
[1] Excludes premium shares on Restricted shares granted before 2013. (20% additional (premium) shares that may be received if shares delivered under the plan are not sold for three-year period).
[2] Dividend declared in 2018 on outstanding shares.

At December 31, 2018, a total of EUR 59 million of unrecognized compensation costs relate to non-vested restricted shares. These costs are expected to be recognized over a weighted-average period of 1.83 years.

Option plans

The Company granted options that expire after ten years. These options vest after three years, provided that the grantee is still employed with the company. All outstanding options have vested as of December 31, 2018.

The following tables summarize information about the Company’s options as of December 31, 2018 and changes during the year:

Philips Group

Options on EUR-denominated listed share

2018

	options	weighted average exercise price
Outstanding at January 1, 2018	2,772,210	19.49
Exercised	1,024,063	20.14
Expired	99,427	22.52
Outstanding at December 31, 2018	1,648,720	18.90

Exercisable at December 31, 2018	1,648,720	18.90

The exercise prices range from EUR 12.63 to EUR 24.90. The weighted average remaining contractual term for options outstanding and options exercisable at December 31, 2018, was 2.3 years. The aggregate intrinsic value of the options outstanding and options exercisable at December 31, 2018, was EUR 20 million.

The total intrinsic value of options exercised during 2018 was EUR 15 million (2017: EUR 29 million, 2016: EUR 20 million).

Philips Group

Options on USD-denominated listed share

2018

	options	weighted average exercise price
Outstanding at January 1, 2018	3,309,766	28.41
Exercised	1,451,964	29.91
Expired	223,934	35.36
Outstanding at December 31, 2018	1,633,868	26.13

Exercisable at December 31, 2018	1,633,868	26.13

The exercise prices range from USD 16.76 to USD 36.63. The weighted average remaining contractual term for options outstanding and options exercisable at December 31, 2018, was 2.3 years. The aggregate intrinsic value of the options outstanding and options exercisable at December 31, 2018, was USD 15 million.

The total intrinsic value of options exercised during 2018 was USD 16 million (2017: USD 22 million, 2016: USD 6 million).

At December 31, 2018 there were no unrecognized compensation costs related to outstanding options. Cash received from exercises under the Company’s option plans amounted to EUR 57 million in 2018 (2017: EUR 128 million, 2016: EUR 65 million). The actual tax deductions realized as a result of USD option exercises totaled approximately EUR 3 million in 2018 (2017: EUR 5 million, 2016: EUR 2 million).

The outstanding options as of December 31, 2018 are categorized in exercise price ranges as follows:

Philips Group

Outstanding options

in millions of EUR

2018

	options	intrinsic value in millions	weighted average remaining contractual term
EUR-denominated
10-15	701,262	11.6	2.7 yrs
15-20	22,011	0.3	3.0 yrs
20-25	925,447	7.9	2.0 yrs
Outstanding options	1,648,720	19.8	2.3 yrs

USD-denominated
15-20	645,598	10.4	2.7 yrs
20-25	23,925	0.3	3.0 yrs
25-30	595,675	3.3	2.3 yrs
30-35	368,670	0.7	1.4 yrs
Outstanding options	1,633,868	14.7	2.3 yrs

The aggregate intrinsic value in the tables and text above represents the total pre-tax intrinsic value (the difference between the Company’s closing share price on the last trading day of 2018 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders if the options had been exercised on December 31, 2018.

The following table summarizes information about the Company’s Accelerate! options as of December 31, 2018 and changes during the year:

Philips Group

Accelerate! options

2018

	options	weighted average exercise price
EUR-denominated
Outstanding at January 1, 2018	481,200	16.06
Exercised	179,450	15.24
Expired	5,000	15.24
Outstanding at December 31, 2018	296,750	16.57

Exercisable at December 31, 2018	296,750	16.57

USD-denominated
Outstanding at January 1, 2018	170,800	20.02
Exercised	47,500	20.02
Outstanding at December 31, 2018	123,300	20.02

Exercisable at December 31, 2018	123,300	20.02

The exercise prices of the Accelerate! options are EUR 15.24 and EUR 22.43 for EUR-denominated options and is USD 20.02 for USD-denominated options. The weighted average remaining contractual term for EUR-denominated Accelerate! options outstanding and exercisable at December 31, 2018 was 3.3 years. The weighted average remaining contractual term for USD-Accelerate! options outstanding and exercisable at December 31, 2018 was 3.1 years. The aggregate intrinsic value of the EUR-denominated Accelerate! options outstanding and exercisable at December 31, 2018, was EUR 4.3 million. The aggregate intrinsic value of the USD-denominated Accelerate! options outstanding and exercisable at December 31, 2018 was USD 1.9 million.

The total intrinsic value of Accelerate! options exercised during 2018 was EUR 4 million for EUR-denominated options (2017: EUR 6 million) and USD 1 million for USD-denominated options (2017: USD 1 million).

Cash received from exercises for EUR-denominated and USD-denominated Accelerate! options amounted to EUR 4 million in 2018 (2017: EUR 8 million). The actual tax deductions realized as a result of Accelerate! USD options exercises totaled approximately EUR 0.2 million in 2018 (2017: EUR 0.3 million).